Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
SHARE-BASED PAYMENT ARRANGEMENTS	SHARE-BASED PAYMENT ARRANGEMENTS
As of December 31, 2022 and 2021, there were $40,023 thousand and $30,388 thousand of total unrecognized share-based payments respectively. Share-based payments recognized for the years ended December 31, 2022, 2021 and 2020 were amounted to $37,907 thousand, $5,038 thousand and nil respectively.
a.Restricted shares
Pursuant to the 2019 Equity Incentive Award Plan, Gogoro granted 8,901 thousand restricted shares (adjusted to 7,791 thousand restricted shares to reflect the 1:0.8752888353 share subdivision effected on the Closing Date) to certain executives and employees in September 2021 that will be settled in shares of Gogoro. The fair value of employee restricted shares was $5.47 per share (adjusted to $6.25 per share to reflect the 1:0.8752888353 share subdivision effected on the Closing Date) on the grant date derived from the income approach. 25% of the restricted shares are vested if the employees who are granted employee restricted shares remain employed by Gogoro at the end of each of the four vesting periods.
Subject to the terms of the 2019 Equity Incentive Award Plan, an award agreement may grant Gogoro a repurchase option exercisable upon the termination of a participant’s employment for any reason at a purchase price equal to the original purchase price per share paid by the purchaser to Gogoro for such shares, which repurchase option will lapse pursuant to terms set forth by the administrator. Once restricted share is purchased or received, participants will have the rights equivalent to those of a holder of shares. No adjustment will be made for a dividend or other right for which the record date is prior to the date the restricted share is purchased. Awards may not be transferred, assigned, pledged, donated or otherwise disposed of in any manner, other than with respect to options by the laws of wills and descent. Gogoro had not granted any additional awards under 2019 Equity Incentive Award Plan after September 2021 and such plan had been terminated on the Closing Date.
In relation to the Earnout Arrangement as disclosed in Note 12, eligible employees who are granted employee restricted shares are entitled to their pro rata portion of Earnout Shares if the employee restricted shares are vested in accordance with their terms. The rights to Earnout Shares of employees who are granted employee restricted shares were accounted for as a share-based payment transaction.
Information of restricted shares was as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2022	2021
Shares unvested as of January 1	7,791	—
Shares granted	—	7,791
Shares vested	(1,948)	—
Shares forfeited	(274)	—
Shares unvested as of December 31	5,569	7,791
For the years ended December 31, 2022 and 2021, the weighted average fair values at the measurement date of restricted shares granted were nil and $6.25 per share (adjusted to reflect the 1:0.8752888353 share subdivision effected on the Closing Date), respectively. Refer to Note 16 for information in relation to share subdivision.
b.Restricted stock units (“RSUs”)
In March 2022, the board of directors approved the 2022 Equity Incentive Plan which became effective on the Closing Date. Pursuant to the 2022 Equity Incentive Plan, Gogoro granted 3,651 thousand RSUs to certain executives and employees in August 2022 that will be settled in shares of Gogoro. Each RSU is settled in one ordinary share of Gogoro. The fair value of employee restricted shares was $5.20 per share on the grant date derived from the quoted price in active markets. 25% of the RSUs are vested if the employees who are granted RSUs remain employed by Gogoro at the end of each of the four vesting periods.
Gogoro further granted 259 thousand RSUs to certain directors in November 2022 that will be settled in shares of Gogoro. The fair value of RSUs was $2.85 per share on the grant date using the quoted prices in active markets. The RSUs were vested immediately on the grant date.
Information of RSUs was as follows:

Unit: in Thousands of Shares
For the Year Ended December 31
2022
RSUs unvested as of January 1	—
RSUs granted	3,910
RSUs vested	(259)
RSUs forfeited	(37)
RSUs unvested as of December 31	3,614
For the year ended December 31, 2022, the weighted average fair value at the measurement date of RSUs granted was $5.04 per share.
c.Share options
Pursuant to the 2022 Equity Incentive Plan, Gogoro granted 4,874 thousand share options to certain executives and employees in August 2022. Each share option entitles the holder to purchase one ordinary share of Gogoro. 25% of the share options are vested if the employees who are granted share options remain employed by Gogoro at the end of each of the four vesting periods.
Information of share options was as follows:

	For the Year Ended December 31
	2022
	Options (in Thousands)	Weighted Average Exercise Price
Options outstanding as of January 1	$—	$—
Options granted	4,874	5.20
Options forfeited	(25)	5.20
Options exercised	(1)	5.20
Options outstanding as of December 31	4,848	5.20
Options exercisable as of December 31	1,217	5.20
For the year ended December 31, 2022, the weighted average fair value at the measurement date of the share options granted was $3.03 and the weighted average share price at the dates of exercise of the share options exercised was $5.26 per share. As of December 31, 2022, the share options outstanding had a exercise price of $5.20 per share and a weighted average remaining contractual life of 9.6 years.
The fair values of share options on the grant date were derived from the Binomial Model. The inputs to the model were as follows:

Share Options Granted in August 2022
Weighted average share price (in U.S. dollars per share)	$5.20
Weighted average exercise price (in U.S. dollars per share)	$5.20
Expected volatility	65.50%
Option life (in years)	10.0
Expected dividend yield	—%
Risk-free interest rate	2.86%
Expected early exercise multiple	2.2